Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Income/(loss) for the period	[1]	$ (18,101)	$ (23)	$ 3,162	$ (18,124)	$ 9,319
Items that may be reclassified to income in later periods:
- Currency translation differences		1,588	(3,935)	215	(2,347)	391
- Debt instruments remeasurements		43	(28)	18	15	29
- Cash flow hedging gains/(losses)		(137)	(152)	109	(289)	(348)
- Net investment hedging gains/(losses)		(99)	0	(8)	(99)	2
- Deferred cost of hedging		55	101	79	156	105
- Share of other comprehensive income/(loss) of joint ventures and associates		30	(60)	(1)	(30)	(56)
Total		1,481	(4,074)	413	(2,593)	125
Items that are not reclassified to income in later periods:
- Retirement benefits remeasurements		(4,924)	1,756	(1,172)	(3,167)	(2,646)
- Equity instruments remeasurements		77	(137)	(73)	(60)	30
- Share of other comprehensive income/(loss) of joint ventures and associates		19	48	(6)	67	(5)
Total		(4,828)	1,667	(1,251)	(3,160)	(2,621)
Other comprehensive income/(loss) for the period		(3,347)	(2,407)	(839)	(5,753)	(2,496)
Comprehensive income/(loss) for the period		(21,448)	(2,430)	2,323	(23,877)	6,823
Comprehensive income/(loss) attributable to non-controlling interest		43	(123)	180	(80)	358
Comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders		$ (21,490)	$ (2,307)	$ 2,143	$ (23,797)	$ 6,465

[1]	See Note 2 “Segment information”.